American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2035 Portfolio
October 31, 2023

One Choice 2035 Portfolio - Schedule of Investments
OCTOBER 31, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 38.3%
Disciplined Growth Fund G Class	2,175,552	46,339,261
Focused Dynamic Growth Fund G Class(2)	322,246	14,172,387
Focused Large Cap Value Fund G Class	17,733,856	164,747,519
Growth Fund G Class	1,998,694	91,300,354
Heritage Fund G Class(2)	2,542,044	54,781,046
Mid Cap Value Fund G Class	5,529,864	79,464,138
Small Cap Growth Fund G Class	1,079,283	18,693,174
Small Cap Value Fund G Class	2,209,293	19,154,567
Sustainable Equity Fund G Class	4,612,081	196,382,423
		685,034,869
Domestic Fixed Income Funds — 33.1%
Diversified Bond Fund G Class	40,092,759	346,401,442
High Income Fund G Class	10,179,501	81,436,007
Inflation-Adjusted Bond Fund G Class	8,117,559	82,393,222
Short Duration Fund G Class	4,630,071	44,402,384
Short Duration Inflation Protection Bond Fund G Class	3,652,484	36,890,089
		591,523,144
International Equity Funds — 15.9%
Emerging Markets Fund G Class	3,743,103	35,372,326
Global Real Estate Fund G Class	2,388,136	25,553,053
International Growth Fund G Class(2)	8,885,304	94,184,222
International Small-Mid Cap Fund G Class	3,017,564	25,287,188
International Value Fund G Class	10,313,540	80,239,341
Non-U.S. Intrinsic Value Fund G Class	2,550,972	22,984,258
		283,620,388
International Fixed Income Funds — 12.7%
Emerging Markets Debt Fund G Class	5,047,896	42,250,887
Global Bond Fund G Class	19,107,141	157,060,695
International Bond Fund G Class(2)	2,804,931	28,442,000
		227,753,582
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,724,565,769)		1,787,931,983
OTHER ASSETS AND LIABILITIES†		42
TOTAL NET ASSETS — 100.0%		$1,787,932,025

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Disciplined Growth Fund	$51,542	—	$1,537	$(3,666)	$46,339	2,176	$509	—
Focused Dynamic Growth Fund(3)	18,495	—	1,449	(2,874)	14,172	322	831	—
Focused Large Cap Value Fund	178,177	$4,720	4,411	(13,738)	164,748	17,734	(121)	$1,149
Growth Fund	101,929	558	2,364	(8,823)	91,300	1,999	1,987	—
Heritage Fund(3)	64,522	1,063	1,397	(9,407)	54,781	2,542	358	—
Mid Cap Value Fund	87,855	1,246	—	(9,636)	79,465	5,530	—	533
Small Cap Growth Fund	22,843	—	724	(3,426)	18,693	1,079	(125)	—
Small Cap Value Fund	23,661	117	677	(3,946)	19,155	2,209	157	117
Sustainable Equity Fund	216,855	4,115	6,767	(17,821)	196,382	4,612	443	—
Diversified Bond Fund	383,694	7,122	27,432	(16,983)	346,401	40,093	(5,402)	4,301
High Income Fund	89,980	1,530	7,883	(2,191)	81,436	10,180	(1,212)	1,531
Inflation-Adjusted Bond Fund	88,590	1	3,217	(2,981)	82,393	8,118	(401)	—
Short Duration Fund	44,006	1,484	877	(211)	44,402	4,630	(66)	544
Short Duration Inflation Protection Bond Fund	35,935	1,144	167	(22)	36,890	3,652	(15)	—
Emerging Markets Fund	42,228	—	1,751	(5,105)	35,372	3,743	(91)	—
Global Real Estate Fund	29,913	287	2,081	(2,566)	25,553	2,388	(451)	—
International Growth Fund(3)	104,097	5,700	—	(15,613)	94,184	8,885	—	—
International Small-Mid Cap Fund	29,338	388	588	(3,850)	25,288	3,018	(141)	—
International Value Fund	89,651	204	2,348	(7,268)	80,239	10,314	(17)	—
Non-U.S. Intrinsic Value Fund	28,770	—	1,529	(4,256)	22,985	2,551	5	—
Emerging Markets Debt Fund	47,657	672	3,487	(2,591)	42,251	5,048	(571)	542
Global Bond Fund	173,286	2,339	13,923	(4,641)	157,061	19,107	(2,773)	1,738
International Bond Fund(3)	28,419	1,965	—	(1,942)	28,442	2,805	—	—
	$1,981,443	$34,655	$84,609	$(143,557)	$1,787,932	162,735	$(7,096)	$10,455
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.